Hedging Transactions (Additional Information) (Q2) (Details) - Foreign currency denominated debt - Net investment hedges € in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 28, 2024 USD ($)	Jun. 28, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 28, 2024 EUR (€)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Aggregate principal amount | €						€ 500
Nonderivative, notional amount | $	$ 530,000,000	$ 530,000,000	$ 0	$ 546,000,000	$ 0